Research and Development Costs	6 Months Ended
Jan. 31, 2022
Research And Development Costs
Research and Development Costs

13. Research and Development Costs

	Three month period ended January 31,		Six month period ended January 31,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

Clinical Trials and Investigational drug costs	$1,022,705	$40,933	$1,497,780	$120,589
Wages and Salaries	524,108	116,632	809,648	178,855
Laboratory Rent	25,800	7,710	55,954	13,493
Licensing	-	-	23,582	-
Supplies	20,762	-	80,391	-
Insurance product	-	317	1,656	1,718
Patents	5,351	-	5,351	-
Share-based compensation	134,829	-	134,829	-
	$1,733,555	$165,592	$2,609,191	$314,655

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)